Cover	Jan. 21, 2025
Cover [Abstract]
Entity Registrant Name	INUVO, INC.
Entity Central Index Key	0000829323
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 21, 2025
Entity File Number	001-32442
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0450450
Entity Address Address Line 1	500 President Clinton Ave
Entity Address Address Line 2	Ste. 300
Entity Address City Or Town	Little Rock
Entity Address State Or Province	AR
Entity Address Postal Zip Code	72201
City Area Code	501
Local Phone Number	205-8508
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false